Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Received payments				$ 200
Grant funding received				$ 200
Issuance of common stock	$ 10,000	$ 121	$ 7
Share of common stock issued (in Shares)	1,000,000
Common stock fair value per share (in Dollars per share)	$ 10.00